Inventories and Ore on Leach Pads - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) oz	Dec. 31, 2020 USD ($)	Mar. 31, 2022 USD ($)
Inventory [Line Items]
Capitalized costs	$ 400,000	$ 300,000	$ 500,000
Capitalized costs, leach pads, current	600,000	1,800,000	$ 300,000
Capitalized costs, leach pads, noncurrent		400,000
Write-down of inventories - Note 4	13,878,000	17,924,000
Capitalized costs, ounces of gold		3,612
Inventory, firm purchase commitment, loss	$ 2,100,000
Purchase commitment, period	3 years
Inventory, leach pads, production costs written off	$ 0	16,700,000
Inventory, leach pads, gold written off | oz	6,512
Inventory, leach pads, capitalized costs written off		1,200,000
Ore On Leach Pads Inventory
Inventory [Line Items]
Write-down of inventories - Note 4		$ 5,500,000
Materials and Supplies Inventory
Inventory [Line Items]
Write-down of inventories - Note 4	$ 5,900,000